Note 7 - Borrowings - Schedule of Borrowings (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Oct. 31, 2020
Statement Line Items [Line Items]
Total Borrowings	$ 9,215	$ 8,167
Less: Borrowings, current portion	(184)	(159)
Total Borrowings, non-current portion	9,031	8,008
Loan from lessor [member]
Statement Line Items [Line Items]
Total Borrowings	826	815	$ 1,300
EIB loan [member]
Statement Line Items [Line Items]
Total Borrowings	$ 8,389	$ 7,352